Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contributions by Reportable Segments
Reportable segments
Reported contributions were as follows:

Continuing operations – Income statement	Revenue 1	Revenue less pass-through costs 2	Headline operating profit 3	Headline operating profit margin 4
	£m	£m	£m
2019
Global Integrated Agencies 5	10,205.2	8,108.1	1,219.5	15.0%
Public Relations 6	956.5	898.0	140.6	15.7%
Specialist Agencies 7	2,072.4	1,840.4	200.5	10.9%
	13,234.1		1,560.6
2018 8
Global Integrated Agencies 5	9,930.7	8,070.8	1,228.2	15.2%
Public Relations 6	931.7	879.9	139.2	15.8%
Specialist Agencies 7	2,184.3	1,925.0	283.8	14.7%
	13,046.7		1,651.2
2017 8
Global Integrated Agencies 5	10,028.6	8,315.5	1,321.3	15.9%
Public Relations 6	915.0	864.3	123.5	14.3%
Specialist Agencies 7	2,202.8	1,964.3	348.3	17.7%
	13,146.4		1,793.1

Notes
1	Intersegment sales have not been separately disclosed as they are not material.
2
Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

3	A reconciliation from operating profit to headline operating profit is provided in note 32.
4	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.
5	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R and Wunderman Thompson.
6	Public Relations represents the Group’s specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
7	Specialist Agencies represent the Group’s other agencies that specialise in certain areas, whether by region or range of services.
8
Prior year figures have been
re-presented
in accordance with IFRS 5
Non-
c
urrent
Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.

Continuing operations – Other information	Share-based payments	Capital additions 1	Depreciation and amortisation 2	Goodwill impairment	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2019
Global Integrated Agencies	54.3	265.6	392.8	4.8	17.0	164.2
Public Relations	4.6	17.5	31.5	–	(0.3)	5.5
Specialist Agencies 3	7.1	46.7	84.0	42.9	(2.0)	643.3
	66.0	329.8	508.3	47.7	14.7	813.0
2018 4
Global Integrated Agencies	59.5	255.6	159.1	148.0	25.4	175.1
Public Relations	7.1	12.5	10.8	–	1.3	6.2
Specialist Agencies 3	11.7	45.9	39.4	35.9	3.8	615.5
	78.3	314.0	209.3	183.9	30.5	796.8
2017 4
Global Integrated Agencies	77.8	214.3	157.1	–	16.2	179.9
Public Relations	7.2	9.5	9.8	7.5	0.9	5.6
Specialist Agencies 3	13.3	47.2	42.2	19.6	80.9	879.7
	98.3	271.0	209.1	27.1	98.0	1,065.2

Notes
1	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
2	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
3	Specialist Agencies includes the Kantar associate and amounts previously reported under the Data Investment Management segment.
4	Prior year figures have been re-presented in accordance with IFRS 5 Non- c urrent Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

Contributions by Geographical Area
Contributions by geographical area were as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Revenue 2
North America 3	4,854.7	4,851.7	5,083.5
United Kingdom	1,797.1	1,785.6	1,737.4
Western Continental Europe	2,628.8	2,589.6	2,455.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,953.5	3,819.8	3,869.8
	13,234.1	13,046.7	13,146.4
Revenue less pass-through costs 4
North America 3	4,034.3	4,059.7	4,335.2
United Kingdom	1,390.1	1,393.8	1,390.0
Western Continental Europe	2,176.4	2,182.9	2,063.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,245.7	3,239.3	3,355.0

Headline operating profit 5
North America 3	662.0	710.6	816.3
United Kingdom	188.5	179.6	218.1
Western Continental Europe	261.5	289.4	249.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	448.6	471.6	508.9
	1,560.6	1,651.2	1,793.1

Headline operating profit margin 6	Margin	Margin 1	Margin 1
North America	16.4%	17.5%	18.8%
United Kingdom	13.6%	12.9%	15.7%
Western Continental Europe	12.0%	13.3%	12.1%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	13.8%	14.6%	15.2%

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non- c urrent Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Intersegment sales have not been separately disclosed as they are not material.
3
North America includes the US with revenue of £4,576.5 million (2018: £4,576.1 million, 2017: £4,782.0 million), revenue less pass-through costs of £3,806.3 million (2018: £3,836.0 million, 2017: £4,089.9 million) and headline operating profit of £620.6 million (2018: £674.4 million, 2017: £773.5 million).

4
Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are changed directly to clients, predominantly media and data collection costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.

5	A reconciliation from operating profit to headline operating profit is provided in note 32 .
6	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.

Continuing operations	2019 £m	2018 £m
Non-current assets 1
North America 2	6,833.1	7,269.7
United Kingdom	1,754.6	2,079.2
Western Continental Europe	3,429.8	4,385.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,681.4	4,028.4
	15,698.9	17,762.9

Notes
1	Non-current assets excluding financial instruments and deferred tax.
2	North America includes the U nited S tates with non-current assets of £6,373.9 million (2018: £6,791.9 million).